Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 4,351,692	$ 4,306,519
Tax position benefit percentage	50.00%
Accrued corporate income tax	$ (335,748)	94,947	$ 255,805
FDIC insurance	250,000
Metaverse Digital Payment Co., Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued corporate income tax	$ 335,899	94,947
Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimate useful life	5 years
Hong Kong Takung Art Holdings Company Limited (“Takung Art Holdings”) [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase price		$ 1,500,000